Summary of Sets of Amounts Recognized in Company's Consolidated Financial Statements (Parenthetical) (Detail) (Medical Benefits, INR) In Millions, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Medical Benefits
Defined Benefit Plan Disclosure [Line Items]
Benefit obligation, included in other liabilities	39	37
Benefit obligation, included in other non-current liabilities	529	483